RETIREMENT BENEFITS - Summary of Assumptions for Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.40%	3.90%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensionable remuneration | of which The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.80%	3.50%
Rate of increase in pensionable remuneration | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.60%	3.60%
Rate of increase in pensionable remuneration | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.10%	4.90%
Rate of increase in pensionable remuneration | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,519	$ 1,780
Rate of increase in pensionable remuneration | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,672)	$ (1,948)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.00%	1.60%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensions in payment | of which The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.20%	1.50%
Rate of increase in pensions in payment | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.00%	2.70%
Rate of increase in pensions in payment | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	0.00%	0.00%
Rate of increase in pensions in payment | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 9,908	$ 10,937
Rate of increase in pensions in payment | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (12,171)	$ (13,523)
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.00%	1.50%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for pension plans | of which The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	1.20%	0.70%
Discount rate for pension plans | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	1.90%	1.50%
Discount rate for pension plans | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.90%	2.60%
Discount rate for pension plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (18,954)	$ (21,463)
Discount rate for pension plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 14,599	$ 16,382
Inflation rate for defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.10%	1.70%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Inflation rate for defined benefit obligation | of which The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.20%	1.50%
Inflation rate for defined benefit obligation | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	3.20%	2.80%
Inflation rate for defined benefit obligation | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 10,691	$ 11,514
Inflation rate for defined benefit obligation | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (13,325)	$ (14,414)
Rate of increase in health-care costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	6.20%	6.00%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in health-care costs | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 513	$ 605
Rate of increase in health-care costs | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (630)	$ (751)
Discount rate for health-care plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.90%	2.60%
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for health-care plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (678)	$ (791)
Discount rate for health-care plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 539	$ 624
Men
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	87 years	87 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Men | of which The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	88 years	88 years
Men | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	88 years	88 years
Men | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	85 years	85 years
Men | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,946	$ 2,022
Men | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,937)	$ (2,112)
Women
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	88 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Women | of which The Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	89 years	89 years
Women | of which UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	90 years	90 years
Women | of which USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected age at death assumptions used	86 years	86 years
Women | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ 1,863	$ 1,985
Women | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in defined benefit obligations	$ (1,972)	$ (2,070)